SUPPLEMENT DATED DECEMBER 27, 2005 TO THE PROSPECTUS
                            DATED DECEMBER 21, 2005

                CLAYMORE SECURITIES DEFINED PORTFOLIO, SERIES 270

                           ONEFOLIO STRATEGY, SERIES 2

Notwithstanding anything to the contrary in the Prospectus, as of December 27, 2005, the trust's portfolio no longer includes American Depositary Receipts for Royal Dutch Petroleum Company. Accordingly, the "Trust Portfolio" section of the Prospectus Part A is hereby revised to remove such security.